Average Annual Total Returns - Natixis Sustainable Future 2060 Fund - Class N	Jun. 01, 2021
Average Annual Return:
1 Year	17.36%
Since Inception	13.88%
Inception Date	Feb. 28, 2017
After Taxes on Distributions
Average Annual Return:
1 Year	13.44%
Since Inception	11.23%
Inception Date	Feb. 28, 2017
After Taxes on Distributions and Sales
Average Annual Return:
1 Year	11.69%
Since Inception	10.30%
Inception Date	Feb. 28, 2017